Schedule of valuation assumption on warrants derivative (Details) - $ / shares		6 Months Ended
	Feb. 10, 2022	Jun. 30, 2022
Exercise price in USD	$ 212.50	$ 212.50
Share price in USD	$ 100.00	$ 18.40
Time to maturity	6 years	1 month
Expected volatility	80.00%
Risk free interest rate (US treasury bond)	1.99%
Dividend yield